Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Financing Expenses - Financing Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Financing Expenses [Line Items]
Change in fair value of derivatives, net			€ 841
Debentures interest and related expenses	3,876	2,130	3,220
Interest and commissions related to projects finance	5,825	5,852	4,313
Amortization of capitalized expenses related to projects finance	252	246	12,180
Interest on minority shareholder loan	2,014	1,529	2,055
Bank charges and other commissions	247	471	137
Interest on lease liability	341	296	294
Loss from exchange rate differences, net			5,394
Total financing expenses	€ 12,555	€ 10,524	€ 28,434

[1]	Reclassified due to discontinued operation - see Note 23.